Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 133,627	$ 19,372	¥ 82,021
Prepayments, receivables and other current assets	11,602	1,682	59,208
Short-term investments	161,507	23,414	297,571
Total current assets	342,122	49,598	485,561
Non-current assets:
Total non-current assets	484,789	70,280	372,666
Total assets	826,911	119,878	858,227
Current liabilities:
Accruals and other current liabilities	291,992	42,331	301,204
Total current liabilities	318,548	46,181	320,875
Non-current liabilities
Total non-current liabilities	239	35	352
Total liabilities	318,787	46,216	321,227
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 287,717,500 shares as of March 31, 2025 and 287,595,100 shares as of March 31,2026)	(138,262)	(20,044)	(138,269)
Additional paid-in capital	9,490,109	1,375,777	9,490,093
Statutory reserves	9,462	1,372	6,705
Accumulated other comprehensive income	69,975	10,144	72,670
Accumulated deficit	(8,923,341)	(1,293,613)	(8,922,425)
Total shareholders' equity	508,124	73,662	537,000		¥ 614,454	¥ 671,359
Total liabilities and shareholders' equity	826,911	119,878	858,227
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	24	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Parent Company
Current assets:
Cash and cash equivalents	12,838	1,861	954	$ 138	¥ 1,875	¥ 14,668
Prepayments, receivables and other current assets	0	0	34,417
Short-term investments	0	0	2,777
Total current assets	12,838	1,861	38,148
Non-current assets:
Amounts due from subsidiaries, VIEs and VIEs' subsidiaries	1,049,162	152,097	1,063,552
Investments in other investees	11,632	1,686	10,346
Total non-current assets	1,060,794	153,783	1,073,898
Total assets	1,073,632	155,644	1,112,046
Current liabilities:
Accruals and other current liabilities	752	109	967
Total current liabilities	107,517	15,587	104,982
Non-current liabilities
Investment deficit of subsidiaries, VIEs and VIEs' subsidiaries	457,991	66,395	498,109
Total non-current liabilities	457,991	66,395	498,109
Total liabilities	565,508	81,982	603,091
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 287,717,500 shares as of March 31, 2025 and 287,595,100 shares as of March 31,2026)	(138,262)	(20,044)	(138,269)
Additional paid-in capital	9,490,109	1,375,777	9,490,093
Statutory reserves	9,462	1,372	6,705
Accumulated other comprehensive income	69,975	10,144	72,670
Accumulated deficit	(8,923,341)	(1,293,613)	(8,922,425)
Total shareholders' equity	508,124	73,662	508,955
Total liabilities and shareholders' equity	1,073,632	155,644	1,112,046
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	24	165
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Subsidiaries | Parent Company
Current liabilities:
Amounts due to subsidiaries, VIEs and VIEs' subsidiaries	¥ 106,765	$ 15,478	¥ 104,015